Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 75,842	$ 75,403
Cost of revenues	40,784	39,526
Gross profit	35,058	35,877
Operating expenses:
General and administrative	32,339	13,140
Sales and marketing	37,084	19,263
Research and development	21,427	10,465
Total operating expenses	90,850	42,868
Operating loss	(55,792)	(6,991)
Other income (expense):
Gain on loan forgiveness	2,098	0
Interest expense, net	(1,772)	(1,382)
Interest expense from contingent beneficial conversion feature	(26,061)	0
Preferred stock warrant liability adjustment	(5,578)	(1,952)
Common stock warrant liability adjustment	15,745	0
Other income (expense), net	(313)	(176)
Total other income (expense), net	(15,881)	(3,510)
Loss before income tax provision	(71,673)	(10,501)
Income tax provision	(31)	(20)
Net loss and comprehensive loss	$ (71,704)	$ (10,521)
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (1.13)	$ (0.48)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (1.13)	$ (0.48)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic (in shares)	63,216,912	21,956,848
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, diluted (in shares)	63,216,912	21,956,848